Earnings per share	6 Months Ended
Jun. 30, 2025
Earnings per share [abstract]
Earnings per share	Earnings per share

for the six months ended June 30	2025	2024
Weighted average number of shares used in computing basic and diluted earnings per share	37,134,928	33,025,576

for the three months ended June 30	2025	2024
Weighted average number of shares used in computing basic and diluted earnings per share	37,392,355	33,182,251